Cash Flow Information (Details) - Schedule of Reconciliation of Cash Flow From Operations with Loss After Income Tax - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Reconciliation of Cash Flow From Operations with Loss After Income Tax [Abstract]
Net Loss for the Year	$ (3,786,507)	$ (2,854,254)	$ (8,384,465)
Adjustments for
Depreciation expense	48,662	26,613	43,662
Lease modification		15,993
Distribution costs		35,000
Expected credit losses	19,111	8,809	(30,055)
Finance costs	9,652	6,184	13,761
Finance income	(116,323)	(21,785)	(9,204)
Leave provision expense	27,235	45,470	53,610
Share-based payment expenses	226,954	94,891	2,116,013
Unrealized net foreign currency gains	(422,881)	(234,794)	592,243
Change in operating assets and liabilities:
Add decrease in trade and other receivables	226,365	(336,998)	23,037
Add (increase) / decrease in inventories	(776,100)	275,605	960,920
Add (increase) / decrease in other operating assets	414,249	(494,143)	(45,065)
Add increase in financial assets	848,006
Add (decrease) / increase in trade and other payables	31,876	285,616	586,796
Add (decrease) / increase in other operating liabilities	654,506	285,616
Total	$ (2,595,195)	$ (3,147,793)	$ (4,078,747)